Disclosures on financial instruments (Tables)	12 Months Ended
Mar. 31, 2021
Statement [line items]
Summary of Carrying Amounts and Fair Value of Each Category of Financial Assets and Liabilities
The following table presents the carrying amounts and fair value of each category of financial assets and liabilities as at March 31, 2021.

(a) Financial assets	Cash and other financial assets at amortized cost		Non-Derivative Financial assets at fair value		Derivatives other than in hedging relationship (at fair value through profit or loss)		Derivatives in hedging relationship (at fair value)		Total carrying value		Total fair value		Total carrying value		Total fair value
	(In millions)
Cash and cash equivalents	Rs.	317,000.1	Rs.	—	Rs.	—	Rs.	—	Rs.	317,000.1	Rs.	317,000.1	US$	4,335.9	US$	4,335.9
Short-term deposits		143,460.0		—		—		—		143,460.0		143,460.0		1,962.2		1,962.2
Finance receivables		267,260.2		79,888.9		—		—		347,149.1		350,497.7		4,748.3		4,794.1
Trade receivables		126,790.8		—		—		—		126,790.8		126,790.8		1,734.2		1,734.2
Other investments – non-current		—		13,683.0		—		—		13,683.0		13,683.0		187.2		187.2
Other investments – current		160,788.4		29,723.4		—		—		190,511.8		190,511.8		2,605.8		2,605.8
Other financial assets – current		49,187.4		—		7,598.8		20,915.4		77,701.6		77,701.6		1,062.8		1,062.8
Other financial assets – non-current		37,573.5		—		6,375.2		26,237.0		70,185.7		70,185.7		960.1		960.1

Total	Rs.	1,102,060.4	Rs.	123,295.3	Rs.	13,974.0	Rs.	47,152.4	Rs.	1,286,482.1	Rs.	1,289,830.7	US$	17,596.5	US$	17,642.3

Financial liabilities	Other financial liabilities (at amortized cost)		Derivatives other than in hedging relationship (at fair value)		Derivatives in hedging relationship (at fair value)		Total carrying value		Total fair value		Total carrying value		Total fair value
	(In millions)
Accounts payable	Rs.	739,739.6	Rs.	—	Rs.	—	Rs.	739,739.6	Rs.	739,739.6	US$	10,118.2	US$	10,118.2
Acceptances		78,603.1		—		—		78,603.1		78,603.1		1,075.1		1,075.1
Short-term debt (excluding current portion of long-term debt)		216,627.9		—		—		216,627.9		216,627.9		2,963.1		2,963.1
Long-term debt (including current portion of long-term debt) (refer note below)		1,142,309.2		—		—		1,142,309.2		1,093,175.6		15,624.4		14,952.5
Other financial liabilities –current		63,256.1		6,866.4		17,335.4		87,457.9		87,457.9		1,196.3		1,196.3
Other financial liabilities – non-current		59,089.8		7,635.2		12,959.1		79,684.1		86,420.3		1,089.9		1,182.1

Total	Rs.	2,299,625.7	Rs.	14,501.6	Rs.	30,294.5	Rs.	2,344,421.8	Rs.	2,302,024.4	US$	32,067.0	US$	31,487.3

Note:
1
Includes Rs. 79,000.2 million designated as hedged item in fair value hedge relationship. This includes a loss of Rs. 100.8 million on account of fair value changes attributable to the hedged interest rate risk.

2	Includes Rs. 62,978.4 million (GBP 625 million) designated as hedging instruments in net investment hedge relationship.

The following table presents the carrying amounts and fair value of each category of financial assets and liabilities as at March 31, 2020.

Financial assets	Cash and other financial assets at amortized cost		Non-Derivative Financial assets at fair value		Derivatives other than in hedging relationship (at fair value through profit or loss)		Derivatives in hedging relationship (at fair value)		Total carrying value		Total fair value
	(In millions)
Cash and cash equivalents	Rs.	184,678.0	Rs.	—	Rs.	—	Rs.	—	Rs.	184,678.0	Rs.	184,678.0
Short-term deposits		148,294.8		—		—		—		148,294.8		148,294.8
Finance receivables		273,592.8		37,197.9		—		—		310,790.7		306,014.4
Trade receivables		111,726.9		—		—		—		111,726.9		111,726.9
Other investments – non-current		—		10,280.5		—		—		10,280.5		10,280.5
Other investments – current		93,546.0		15,069.3		—		—		108,615.3		108,615.3
Other financial assets – current		35,601.2		—		15,667.6		8,245.4		59,514.2		59,514.2
Other financial assets – non-current		32,411.9		—		3,890.8		19,020.8		55,323.5		55,323.5

Total	Rs.	879,851.6	Rs.	62,547.7	Rs.	19,558.4	Rs.	27,266.2	Rs.	989,223.9	Rs.	984,447.6

Financial liabilities	Other financial liabilities (at amortized cost)		Derivatives other than in hedging relationship (at fair value)		Derivatives in hedging relationship (at fair value)		Total carrying value		Total fair value
	(In millions)
Accounts payable	Rs.	705,671.9	Rs.	—	Rs.	—	Rs.	705,671.9	Rs.	705,671.9
Acceptances		27,713.3		—		—		27,713.3		27,713.3
Short-term debt (excluding current portion of long-term debt)		163,624.8		—		—		163,624.8		163,624.8
Long-term debt (including current portion of long-term debt) (refer note below)		1,024,372.3		—		—		1,024,372.3		929,535.9
Other financial liabilities – current		70,047.3		19,262.8		23,543.1		112,853.2		112,853.2
Other financial liabilities – non-current		57,655.4		5,879.6		26,679.2		90,214.2		92,321.6

Total	Rs.	2,049,085.0	Rs.	25,142.4	Rs.	50,222.3	Rs.	2,124,449.7	Rs.	2,031,720.6

1
Includes Rs. 83,339.3 million designated as hedged item in fair value hedge relationship. This includes a loss of Rs. 4,220.3 million on account of fair value changes attributable to the hedged interest rate risk.

Summary of Reconciliation of Financial Assets Measured At Fair Value Using Significant Unobservable Inputs

Reconciliation of financial assets measured at fair value using significant unobservable inputs (Level 3)	For the year ended March 31,
	2021		2021		2020
Balance at the beginning	US$	606.1	Rs.	44,313.8	Rs.	7,382.6
Originated or purchased during the period		841.6		61,529.3		39,470.3
Interest accrued on loans measured at FVOCI		2.4		177.1		272.9
Disposals during the period		(270.3)		(19,762.0)		(2,831.0)
Loan loss provision recognised		—		—		(168.9)
Fair value changes recognized through OCI		33.0		2,411.7		1,333.2
Fair value changes recognized through P & L		(1.1)		(83.4)		(1,215.9)
Foreign exchange translation difference		(0.1)		(8.5)		70.6

Balance at the end	US$	1,211.6	Rs.	88,578.0	Rs.	44,313.8

Summary of Amounts that have been Offset and Amounts that are Available for Offset
The following table discloses the amounts that have been offset, in arriving at the balance sheet presentation and the amounts that are available for offset only under certain conditions as at March 31, 2021:

	Gross amount recognized		Gross amount recognized as set off in the balance sheet		Net amount presented in the balance sheet		Amounts subject to an enforceable master netting arrangement				Net amount after offsetting
Financial assets							Financial instruments		Cash collateral (received/ pledged)
	(In millions)
Derivative financial instruments	Rs.	61,126.4	Rs.	—	Rs.	61,126.4	Rs.	(36,793.4)	Rs.	—	Rs.	24,333.0
Trade receivables		128,821.6		(2,030.8)		126,790.8		—		—		126,790.8
Cash and cash equivalents		338,815.9		(21,815.8)		317,000.1		—		—		317,000.1

Total	Rs.	528,763.9	Rs.	(23,846.6)	Rs.	504,917.3	Rs.	(36,793.4)	Rs.	—	Rs.	468,123.9

	US$	7,232.4	US$	(326.2)	US$	6,906.2	US$	(503.3)	US$	—	US$	6,402.9

Financial liabilities
Derivative financial instruments	Rs.	44,796.1	Rs.	—	Rs.	44,796.1	Rs.	(36,793.4)	Rs.	—	Rs.	8,002.7
Accounts payable		741,770.4		(2,030.8)		739,739.6		—		—		739,739.6
Loans from banks/financial institutions (short-term)		154,994.6		(21,815.8)		133,178.8		—		—		133,178.8

Total	Rs.	941,561.1	Rs.	(23,846.6)	Rs.	917,714.5	Rs.	(36,793.4)	Rs.	—	Rs.	880,921.1

	US$	12,878.7	US$	(326.2)	US$	12,552.5	US$	(503.3)	US$	—	US$	12,049.2

The following table discloses the amounts that have been offset in arriving at the balance sheet presentation and the amounts that are available for offset only under certain conditions as at March 31, 2020:

	Gross amount recognized		Gross amount recognized as set off in the balance sheet		Net amount presented in the balance sheet		Amounts subject to an enforceable master netting arrangement				Net amount after offsetting
Financial assets							Financial instruments		Cash collateral (received/ pledged)
	(In millions)
Derivative financial instruments	Rs.	46,824.6	Rs.	—	Rs.	46,824.6	Rs.	(36,314.6)	Rs.	—	Rs.	10,510.0
Trade receivables		113,051.3		(1,324.4)		111,726.9		—		—		111,726.9
Cash and cash equivalents		251,125.0		(66,447.0)		184,678.0		—		—		184,678.0

Total	Rs.	411,000.9	Rs.	(67,771.4)	Rs.	343,229.5	Rs.	(36,314.6)	Rs.	—	Rs.	306,914.9

Financial liabilities
Derivative financial instruments	Rs.	75,364.7	Rs.	—	Rs.	75,364.7	Rs.	(36,314.6)	Rs.	—	Rs.	39,050.1
Accounts payable		706,996.3		(1,324.4)		705,671.9		—		—		705,671.9
Loans from banks/financial institutions (short-term)		161,422.6		(66,447.0)		94,975.6		—		—		94,975.6

Total	Rs.	943,783.6	Rs.	(67,771.4)	Rs.	876,012.2	Rs.	(36,314.6)	Rs.	—	Rs.	839,697.6

Summary of Carrying Amount of Trade Receivables and Finance Receivables Sold Along with Associated Liabilities
The carrying amount of trade receivables and finance receivables transferred along with the associated liabilities is as follows:

	As at March 31,
	2021				2021					2020
Nature of Asset	Carrying amount of asset transferred		Carrying amount of associated liabilities		Carrying amount of asset transferred			Carrying amount of associated liabilities		Carrying amount of asset transferred			Carrying amount of associated liabilities
	(In millions)
Trade receivables	US$	32.6	US$	32.6	Rs.	2,383.5		Rs.	2,383.5	Rs.	—		Rs.	—
Finance receivables	US$	411.5	US$	406.5	Rs.	30,084.3	*	Rs.	29,721.6	Rs.	42,573.7	*	Rs.	42,299.4

*	Net of provision of Rs. 534.9 million and Rs. 493.8 million as at March 31, 2021 and 2020, respectively.

Summary of Gain (Loss) from Cash Flow Hedges Recognized in Other Comprehensive Income and Income Statement
The accumulated gain/losses in hedge reserve and cost of hedge reserve are expected to be recognized in the consolidated income statement during the years ending March 31, 2020 to 2024.

	Year ended March 31,
	2021		2021		2020		2019
	(In millions)
Fair value gain/(loss) on foreign currency derivative contracts recognized in Hedging reserve	US$	898.3	Rs.	65,674.3	Rs.	(23,993.3)	Rs.	(80,992.4)
Fair value gain/(loss) on foreign currency bonds recognized in Hedging reserve		(294.5)		(21,527.6)		(618.3)		(9,429.1)
Fair value gain/(loss) on cross currency interest rate swaps entered for cash flow hedges of repayment of foreign currency denominated borrowings recognized in Hedging reserve		4.0		294.1		(818.9)		446.0
Fair value gain/(loss) on interest rate swaps entered for cash flow hedges of payment of interest on borrowings that are benchmarked to libor		(2.6)		(192.1)		(152.9)		(595.7)

Gain/(loss) recognized in other comprehensive income during the year	US$	605.2	Rs.	44,248.7	Rs.	(25,583.4)	Rs.	(90,571.2)

Gain/(loss) reclassified from Hedging reserve and recognized in ‘Revenue’ in the income statement on occurance of forecast sales	US$	(144.2)	Rs.	(10,540.1)	Rs.	(50,511.8)	Rs.	(79,529.5)
Gain/(loss) reclassified out of Hedging reserve and recorded in ‘Raw materials, components and consumables’ in the income statement when forecast purchases affect income statement		(21.0)		(1,533.3)		—		—
Gain/(loss) reclassified from Hedging reserve and recognized in ‘Foreign exchange (gain)/loss (net)’ in the income statement for the case where on account of forecasted transactions are no longer expected to occur		45.4		3320.1		147.8		(1,033.4)
Gain/(loss) reclassified from Hedging reserve and recognized in ‘Foreign exchange (gain)/loss (net)’ in the income statement for repayment of foreign currency denominated borrowings		(19.8)		(1,448.0)		1,203.5		—

Gain/(loss) reclassified from other comprehensive income to the consolidated income statement	US$	(139.6)	Rs.	(10,201.3)	Rs.	(49,160.5)	Rs.	(80,562.9)

Summary of effect of changes in foreign exchange rates
The table below outlines the effect change in foreign currencies exposure for the year ended March 31, 2021:

Change in assumption	Impact on Company’s net income before tax for financial assets	Impact on Company’s net income before tax for financial liabilities
Appreciation in foreign currencies by 10%	Increase by Rs. 36,873.3 million	Decrease by Rs. (113,312.3) million
Depreciation in foreign currencies by 10%	Decrease by Rs. (36,873.3) million	Increase by Rs. 113,312.3 million

The table below outlines the effect change in foreign currencies exposure for the year ended March 31, 2020:

Change in assumption	Impact on Company’s net income before tax for financial assets	Impact on Company’s net income before tax for financial liabilities	Impact on Company’s other comprehensive income for financial liabilities
Appreciation in foreign currencies by 10%	Increase by Rs. 39,797.4 million	Decrease by Rs. (96,065.0) million	Decrease by Rs. (7,562.8) million
Depreciation in foreign currencies by 10%	Decrease by Rs. (39,797.4) million	Increase by Rs. 96,065.0 million	Increase by Rs. 7,562.8 million

The table below outlines the effect change in foreign currencies exposure for the year ended March 31, 2019:

Change in assumption	Impact on Company’s net income before tax for financial assets	Impact on Company’s net income before tax for financial liabilities	Impact on Company’s other comprehensive income for financial liabilities
Appreciation in foreign currencies by 10%	Increase by Rs. 42,004.4 million	Decrease by Rs. (77,446.6) million	Decrease by Rs. (6,914.9) million
Depreciation in foreign currencies by 10%	Decrease by Rs. (42,004.4) million	Increase by Rs. 77,446.6 million	Increase by Rs. 6,914.9 million

Summary of Contractual Maturities of Financial Liabilities
The table below provides undiscounted contractual maturities of financial liabilities, including estimated interest payments as at March 31, 2021:

	Carrying amount		Due in 1 st Year		Due in 2 nd Year		Due in 3 rd to 5 th Year		Due after 5 th Year		Total contractual cash flows
			(In millions)
Financial liabilities
Accounts payable and acceptances	Rs.	818,342.7	Rs.	818,342.7	Rs.	—	Rs.	—	Rs.	—	Rs.	818,342.7	US$	11,193.3
Borrowings and interest thereon		1,374,969.4		491,033.1		277,997.0		563,297.2		164,446.8		1,496,774.1		20,472.9
Lease liabilities		62,260.6		13,073.6		10,919.1		24,466.9		48,123.8		96,583. 4		1,321.1
Other financial liabilities		44,053.0		39,083.8		2,183.2		4,167.6		1,001.9		46,436.5		635.2
Derivative liabilities		44,796.1		25,983.1		11,937.8		12,299.3		—		50,220.2		686.9

Total	Rs.	2,344,421.8	Rs.	1,387,516.3	Rs.	303,037.1	Rs.	604,231.0	Rs.	213,572.5	Rs.	2,508,356.9	US$	34,309.4

Contractual maturities of borrowings includes cash flows relating to collateralized debt obligations. This represents the amount received against the transfer of finance receivables in securitization transactions and/or direct assignments, which do not qualify for derecognition. The liability of the Company in such cases is limited to the extent of credit enhancements provided. The contractual maturities of such collateralized debt obligations are as follows:

	Carrying amount	Due in 1 st Year	Due in 2 nd Year	Due in 3 rd to 5 th Year	Total contractual cash flows
(In millions)
Collateralized debt obligations	Rs. 29,736.5	Rs. 19,264.7	Rs. 10,302.5	Rs. 3,550.5	Rs. 33,117.7	US$453.0
The table below provides details regarding the contractual maturities of financial liabilities, including estimated interest payments as at March 31, 2020:

	Carrying amount		Due in 1 st Year		Due in 2 nd Year		Due in 3 rd to 5 th Year		Due after 5 th Year		Total contractual cash flows
			(In millions)
Financial liabilities
Accounts payable and acceptances	Rs.	733,385.2	Rs.	733,385.2	Rs.	—	Rs.	—	Rs.	—	Rs.	733,385.2
Borrowings and interest thereon		1,200,852.4		406,533.1		214,289.0		547,623.3		205,702.1		1,374,147.5
Lease Liabilities		59,771.2		13,126.7		10,626.1		23,052.1		49,120.7		95,925.6
Other financial liabilities		55,076.2		49,050.2		2,023.3		4,069.5		625.2		55,768.2
Derivative liabilities		75,364.7		46,351.5		25,461.1		13,616.1		2,193.8		87,622.5

Total	Rs.	2,124,449.7	Rs.	1,248,446.7	Rs.	252,399.5	Rs.	588,361.0	Rs.	257,641.8	Rs.	2,346,849.0

Contractual maturities of borrowings includes cash flows relating to collateralized debt obligations. This represents the amount received against the transfer of finance receivables in securitization transactions and/or direct assignments, which do not qualify for derecognition. The liability of the Company in such cases is limited to the extent of credit enhancements provided. The contractual maturities of such collateralized debt obligations are as follows:

	Carrying amount		Due in 1 st Year		Due in 2 nd Year		Due in 3 rd to 5 th Year		Total contractual cash flows
	(In millions)
Collateralized debt obligations	Rs.	42,299.4	Rs.	24,451.3	Rs.	14,942.0	Rs.	7,179.5	Rs.	46,572.8

Summary of Fair Value of Derivative Financial Instruments
The fair value of derivative financial instruments is as follows:

	As at March 31,
	2021		2021		2020
	(In millions)
Foreign currency forward exchange contracts and options	US$	259.4	Rs.	18,957.2	Rs.	(24,631.9)
Commodity Derivatives		1.8		133.2		(6,394.7)
Others including interest rate and currency swaps		(37.8)		(2,760.1)		2,486.5

Total	US$	223.4	Rs.	16,330.3	Rs.	(28,540.1)

Summary of Changes in Foreign Currency Forward Exchange Contracts and Options Due to 10% Appreciation/Depreciation of Foreign Currency
Following table provides sensitivity analysis in relation to derivative contracts:

	As at March 31,
	2021		2021		2020		2019
	(In millions)
10% depreciation of foreign currency:
Gain/(loss) in hedging reserve	US$	646.0	Rs.	47,227.0	Rs.	54,467.4	Rs.	2,136.0
Gain/(loss) in statement of Profit and loss	US$	(308.9)	Rs.	(22,584.4)	Rs.	(8,848.9)	Rs.	925.0
10% Appreciation of foreign currency:
Gain/(loss) in hedging reserve	US$	(745.9)	Rs.	(54,535.1)	Rs.	(53,930.9)	Rs.	(2,335.1)
Gain/(loss) in statement of Profit and loss	US$	407.6	Rs.	29,797.7	Rs.	10,651.7	Rs.	6.7

Disclosure on Detailed Financials Instruments Designated as Hedging Instrument in Cashflow Hedge
The details of cash flow hedges entered by the Company to hedge interest rate risk arising on floating rate borrowings and by one of the Company’s subsidiaries to hedge the currency fluctuation of its functional currency (GBP) against foreign currencies to hedge future cash flows arising from revenue and cost of materials is as follows:
Outstanding contracts

	Average strike rate		Nominal amounts				Carrying value
	(in GBP)		(in millions)				(in millions)
	As at March 31,		As at March 31,				As at March 31,
	2021	2020	2021		2021	2020	2021		2021	2020
Foreign currency forwards
Cash flow hedges - USD
Sell - USD/ Buy - GBP
<1 year	0.7596	0.7229	US$	3,905.1	Rs. 285,498.4	Rs. 165,182.1	US$	188.1	Rs. 13,752.9	Rs. (14,684.9)
Between 1-5 years	0.7654	0.7649		4,267.5	311,993.7	476,839.4		236.9	17,322.6	(17,771.6)

Cash flow hedges - Chinese Yuan
Sell - Chinese Yuan / Buy - GBP
<1 year	0.1098	0.1086		2,270.6	166,000.0	149,748.9		17.2	1,259.2	(5,518.5)
Between 1-5 years	0.1088	0.1096		866.4	63,340.3	111,212.6		14.7	1,073.4	(1,870.7)
Cash flow hedges -Euro
Buy - Euro / Sell - GBP
<1 year	0.9069	0.9109		3,715.0	271,605.5	246,463.7		(188.2)	(13,758.8)	93.5
Between 1-5 years	0.9010	0.9101		2,617.9	191,395.0	316,521.1		(112.0)	(8,191.9)	(1,590.1)
Cash flow hedges -USD
Buy - USD / Sell - INR
<1 year	72.4030	0.0000		108.3	7,914.2	0.0		(0.3)	(22.7)	93.5
Cash flow hedges - Other
<1 year	—	—		1,676.7	122,580.6	84,648.8		33.7	2,462.6	4,793.2
Between 1-5 years	—	—		1,166.5	85,284.3	115,795.8		10.2	748.5	3,647.8

Cash flow hedges of foreign exchange risk on recognized debt
Cross currency interest rate swaps
Buy - USD / Sell - GBP
Between 1-5 years	1.30	0.0000		100.0	7,312.0	0.0		(6.7)	(489.7)	—
>5 years	0.7592	0.7592	US$	523.2	38,252.8	35,507.8	US$	10.3	Rs. 753.0	Rs. 5,295.3
Buy - Euro / Sell - GBP
>5 years	0.8912	0.8912		614.2	44,902.6	41,680.4		(18.9)	(1,380.6)	290.8
Buy - USD / Sell - INR
Between 1-5 years	71.44	—		259.3	18,957.5	0.0		(2.8)	(207.6)	—
>5 years	83.52	83.5200	US$	537.5	39,299.7	44,882.9	US$	69.3	5,066.4	6,549.9

Total foreign currency derivative instruments			US$	22,628.2	Rs. 1,654,336.7	Rs. 1,788,483.5	US$	251.5	Rs. 18,387.3	Rs. (20,671.8)

	Average strike rate		Nominal amounts				Carrying value
			(USD in million)				(in millions)
	as at March 31		as at March 31				as at March 31
	2021	2020	2021		2020		2021		2021	2020
Interest rate swaps linked to LIBOR
>5 years	2.86%	2.86%	US$	237.5	US$	237.5	US$	(20.9)	Rs. (1,529.3)	Rs. (2,190.8)
Total derivatives designated in hedge relationship							US$	230.6	Rs. 16,858.0	Rs. (22,862.6)
Non derivatives designated in hedge relationship

	Average strike rate		Nominal amounts		Carrying value
			(GBP in millions)		(in millions)
	as at March 31		as at March 31		as at March 31
	2021	2020	2021	2020	2021		2021	2020
Net Investment Hedge - GBP	—	—	625.0	—	US$	—	Rs. —	Rs. —

Foreign currency exchange rate risk [member]
Statement [line items]
Summary of Foreign Currency Exposure
The following table sets forth information relating to foreign currency exposure (other than risk arising from derivatives disclosed at clause (iv) below) as at March 31, 2021:

	U.S. dollar	Euro	Chinese Renminbi	GBP	Canadian dollar	Others*	Total
(In millions)
Financial assets	Rs.181,174.9	Rs.113,988.0	Rs. 34,468.8	Rs. 7,817.4	Rs. 4,761.5	Rs.26,522.2	Rs. 368,732.8
Financial liabilities	Rs.480,423.3	Rs.433,444.1	Rs.120,331.7	Rs.56,714.0	Rs.13,253.5	Rs.28,956.2	Rs.1,133,122.8

*	Others mainly include currencies such as the Russian rouble, Singapore dollars, Swiss franc, Australian dollars, South African rand, Thai baht, Japanese Yen and Korean won.

The following table set forth information relating to foreign currency exposure (other than risk arising from derivatives disclosed at clause (iv) below) as at March 31, 2020:

	U.S. dollar	Euro	Chinese Renminbi	GBP	Japanese Yen	Others*	Total
	(In millions)
Financial assets	Rs.185,949.4	Rs.114,145.3	Rs.45,268.6	Rs.13,133.8	Rs.15,354.1	Rs.24,122.7	397,973.9
Financial liabilities	Rs.400,452.8	Rs.409,942.4	Rs.49,092.8	Rs.62,634.1	Rs. 7,581.2	Rs.30,946.8	960,650.1

*	Others mainly include currencies such as the Russian rouble,Singapore dollars, Swiss franc, Australian dollars, South African rand, Singapore dollars, Thai baht and Korean won.

The following table set forth information relating to foreign currency exposure (other than risk arising from derivatives disclosed at clause (iv) below) as at March 31, 2019:

	U.S. dollar	Euro	Chinese Renminbi	GBP	Japanese Yen	Others*	Total
	(In millions)
Financial assets	Rs.227,659.7	Rs.125,940.9	Rs.19,853.1	Rs.16,006.7	Rs.3,398.6	Rs.27,184.6	420,043.6
Financial liabilities	Rs.390,892.0	Rs.322,260.4	Rs.38,501.1	Rs.59,269.8	Rs.4,405.9	Rs.28,285.3	843,614.5

*	Others mainly include currencies such as the Russian rouble, Swiss franc, Australian dollars, South African rand, Singapore Dollars, Thai baht and Korean won.

Not measured at fair value on recurring basis [Member]
Statement [line items]
Summary of Fair Value of Financial Assets and Liabilities
There have been no transfers between level 1, level 2 and level 3 for the year ended March 31, 2021 and 2020.

The following table provides an analysis of fair value of financial instruments that are not measured at fair value on recurring basis, grouped into Level 1 to Level 3 categories

	As at March 31, 2021
	Level 1		Level 2		Level 3		Total
	(In millions)
Financial assets not measured at fair value
Finance receivables		—		—		270,608.8		270,608.8
Other investments		160,788.4		—		—		160,788.4

Total	Rs.	160,788.4	Rs.	—	Rs.	270,608.8	Rs.	431,397.2

	US$	2,199.3	US$	—	US$	3,701.4	US$	5,900.7

Financial liabilities not measured at fair value
Short-term debt (excluding current portion of long-term debt)		—		216,627.9		—		216,627.9
Long-term debt (including current portion of long-term debt)		547,498.3		545,677.3		—		1,093,175.6

Total	Rs.	547,498.3	Rs.	762,305.2	Rs.	—	Rs.	1,309,803.5

	US$	7,488.7	US$	10,426.9	US$	—	US$	17,915.6

	As at March 31, 2020
	Level 1		Level 2		Level 3		Total
	(In millions)
Financial assets not measured at fair value
Finance receivables		—		—		268,816.5		268,816.5
Other investments		93,546.0		—		—		93,546.0

Total	Rs.	93,546.0	Rs.	—	Rs.	268,816.5	Rs.	362,362.5

Financial liabilities not measured at fair value
Short-term debt (excluding current portion of long-term debt)		—		163,624.8		—		163,624.8
Long-term debt (including current portion of long-term debt)		347,156.9		582,379.0		—		929,535.9

Total	Rs.	347,156.9	Rs.	746,003.8	Rs.	—	Rs.	1,093,160.7

Measured at fair value [Member]
Statement [line items]
Summary of Fair Value of Financial Assets and Liabilities
The main items in this category are unquoted financial assets, measured at fair value.

	As at March 31, 2021
	Level 1		Level 2		Level 3		Total
	(In millions)
Financial assets measured at fair value
Investments	Rs.	34,715.5	Rs.	—	Rs.	8,689.1	Rs.	43,404.6
Derivative assets		—		61,126.4		—		61,126.4
Finance receivables		—				79,888.9		79,888.9

Total	Rs.	34,715.5	Rs.	61,126.4	Rs.	88,578.0	Rs.	184,419.9

	US$	474.8	US$	836.2	US$	1,211.6	US$	2,522.6

Financial liabilities measured at fair value
Derivative liabilities	Rs.	—	Rs.	44,796.1	Rs.	—	Rs.	44,796.1

Total	Rs.	—	Rs.	44,796.1	Rs.	—	Rs.	44,796.1

	US$	—	US$	612.6	US$	—	US$	612.6

	As at March 31, 2020
	Level 1		Level 2		Level 3		Total
	(In millions)
Financial assets measured at fair value
Investments	Rs.	18,234.0	Rs.	—	Rs.	7,115.8	Rs.	25,349.8
Derivative assets		—		46,824.6		—		46,824.6
Finance receivables		—				37,197.9		37,197.9

Total	Rs.	18,234.0	Rs.	46,824.6	Rs.	44,313.7	Rs.	109,372.3

Financial liabilities measured at fair value
Derivative liabilities	Rs.	—	Rs.	75,364.7	Rs.	—	Rs.	75,364.7

Total	Rs.	—	Rs.	75,364.7	Rs.	—	Rs.	75,364.7

Trade receivables and finance receivables [Member]
Statement [line items]
Summary of Aging of Trade and Finance Receivables
The ageing of trade receivables and finance receivables as of balance sheet date is given below. The age analysis have been considered from the due date

	As at March 31,
	2021		2021		2021		2021		2021		2021			2020		2020		2020
Trade receivables	Gross		Allowance		Net		Gross		Allowance		Net			Gross		Allowance		Net
	(In millions)
Period (in months)
Not due	US$	1,408.4	US$	(4.2)	US$	1,404.2	Rs.	102,967.2	Rs.	(307.8)	Rs.	102,659.4		Rs.	81,991.8	Rs.	(330.3)	Rs.	81,661.5
Overdue up to 3 months		197.8		(4.0)		193.8		14,457.8		(291.1)		14,166.7			19,802.0		(163.8)		19,638.2
Overdue 3-6 months		33.6		(0.9)		32.7		2,466.9		(69.3)		2,397.6			3,635.8		(372.1)		3,263.7
Overdue more than 6 months		229.7		(126.2)		103.5		16,790.8		(9,223.7)		7,567.1	*		17,437.3		(10,273.8)		7,163.5	*

Total	US$	1,869.5	US$	(135.3)	US$	1,734.2	Rs.	136,682.7	Rs.	(9,891.9)	Rs.	126,790.8		Rs.	122,866.9	Rs.	(11,140.0)	Rs.	111,726.9

*
Trade receivables overdue more than six months include Rs. 5,389.1 million as at March 31, 2021 (Rs.4,713.5 million as at March 31, 2020) outstanding from state government organizations in India, which are considered recoverable.

The Company makes allowances for losses on its portfolio of finance receivable on the basis of expected future collection from receivables. The future collection are estimated on the basis of past collection trend which are adjusted for changes in current circumstances as well as expected changes in collelction based on expectations with respect to certain macro economic factor like GDP growth, fuel price and inflation.

	As at March 31,
	2021		2021		2021		2021		2021		2021		2020		2020		2020
Finance receivables #	Gross		Allowance		Net		Gross		Allowance		Net		Gross		Allowance		Net
	(In millions)
Period (in months)
Not due*	US$	4,679.8	US$	(128.3)	US$	4,551.5	Rs.	342,131.9	Rs.	(9,383.1)	Rs.	332,748.8	Rs.	304,484.6	Rs.	(5,290.4)	Rs.	299,194.2
Overdue up to 3 months		119.1		(8.4)		110.7		8,711.0		(611.2)		8,099.8		7,243.0		(314.3)		6,928.7
Overdue more than 3 months		120.1		(34.0)		86.1		8,783.0		(2,482.5)		6,300.5		5,576.8		(909.0)		4,667.8

Total	US$	4,919.0	US$	(170.7)	US$	4,748.3	Rs.	359,625.9	Rs.	(12,476.8)	Rs.	347,149.1	Rs.	317,304.4	Rs.	(6,513.7)	Rs.	310,790.7

#	Finance receivables originated in India.
*	Allowance in the “Not due” category includes allowance against installments pertaining to impaired finance receivables which have not yet fallen due.